Oppenheimer Absolute Return Fund               Oppenheimer Main Street Small Cap Fund(R)
Oppenheimer AMT-Free Municipals                Oppenheimer MidCap Fund
Oppenheimer AMT-Free New York Municipals       Oppenheimer New Jersey Municipal Fund
Oppenheimer Balanced Fund                      Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Baring China Fund                  Oppenheimer Portfolio Series
Oppenheimer Baring Japan Fund                  Oppenheimer Portfolio Series Fixed Income
                                               Active
Oppenheimer California Municipal Fund             Allocation Fund
Oppenheimer Capital Appreciation Fund          Oppenheimer Quest Balanced Fund SM
Oppenheimer Capital Income Fund                Oppenheimer Quest International Value Fund,
                                               Inc.SM
Oppenheimer Cash Reserves                      Oppenheimer Quest Opportunity Value Fund SM
Oppenheimer Champion Income Fund               Oppenheimer Real Estate Fund
Oppenheimer Commodity Strategy Total Return    Oppenheimer Rising Dividends Fund, Inc.
Fund
Oppenheimer Convertible Securities Fund        Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Core Bond Fund                     Oppenheimer Rochester Fund Municipals
Oppenheimer Developing Markets Fund            Oppenheimer Rochester Maryland Municipal
                                               Fund
Oppenheimer Discovery Fund                     Oppenheimer Rochester Massachusetts
                                               Municipal Fund
Oppenheimer Dividend Growth Fund               Oppenheimer Rochester Michigan Municipal
                                               Fund
Oppenheimer Emerging Growth Fund               Oppenheimer Rochester Minnesota Municipal
                                               Fund
Oppenheimer Equity Fund, Inc.                  Oppenheimer Rochester National Municipals
Oppenheimer Equity Income Fund, Inc            Oppenheimer Rochester North Carolina
                                               Municipal Fund
Oppenheimer Global Fund                        Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Opportunities Fund          Oppenheimer Rochester Virginia Municipal
                                               Fund
Oppenheimer Global Value Fund                  Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund       Oppenheimer Senior Floating Rate
Oppenheimer International Bond Fund            Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Diversified Fund     Oppenheimer Strategic Income Fund
Oppenheimer International Growth Fund          Oppenheimer Transition 2010 Fund
Oppenheimer International Small Company Fund   Oppenheimer Transition 2015 Fund
Oppenheimer International Value Fund           Oppenheimer Transition 2020 Fund
Oppenheimer Limited Term California Municipal  Oppenheimer Transition 2025 Fund
Fund
Oppenheimer Limited Term Municipal Fund        Oppenheimer Transition 2030 Fund
Oppenheimer Limited Term New York Municipal    Oppenheimer Transition 2040 Fund
Fund
Oppenheimer Limited-Term Government Fund       Oppenheimer Transition 2050 Fund
Oppenheimer Main Street Fund(R)                Oppenheimer U S Government Trust
Oppenheimer Main Street Opportunity Fund(R)    Oppenheimer Value Fund

 Statement of Additional Information Supplement dated
                     July 1, 2008

     This supplement  amends the Statement of Additional  Information of each of the  above  referenced  funds  as  follows  and  is in  addition  to  any  other supplement(s).

     The following  disclosure is added to the bulleted list in the  sub-section
"A. Waivers for Redemptions in Certain Cases" in Section "III.  Waivers of Class
B,  Class C and Class N Sales  Charges  of  Oppenheimer  Funds" of the  appendix titled "OppenheimerFunds Special Sales Charge Arrangements and Waivers":

     o Redemptions of Class B shares by a Retirement Plan that is either created or qualified under Section 401(a) or  401(k)(excluding  owner-only 401(k) plans)
of the Internal  Revenue Code or that is a non-qualified  deferred  compensation plan,  either (1)  purchased  after June 30, 2008,  or (2)  beginning on July 1,
2011, held longer than three years.

     o Redemptions by owner-only  401(k) plans of Class B shares purchased after
June 30, 2008.

July 1, 2008                                          PX0000.036